UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1 - Schedule of Investments.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-93.7%

Asia-15.5%

China-9.5%
200	Baidu, Inc.-ADR (a)	$31,414
26,000	Daphne International Holdings, Ltd.	28,023
16,000	Dongfeng Motor Group Co., Ltd.	31,738
8,000	Golden Eagle Retail Group, Ltd.	19,770
10,800	Lianhua Supermarket Holdings Co., Ltd.	23,668
32,000	Springland International Holdings, Ltd.	30,507
500	Tencent Holdings, Ltd.	13,023
22,000	Want Want China Holdings, Ltd.	19,618

		197,761

Hong Kong-3.6%
40,000	Hengdeli Holdings, Ltd.	19,759
12,000	Li & Fung, Ltd.	19,954
200,000	REXLot Holdings, Ltd.	16,167
34,000	XTEP International Holdings	19,893

		75,773

Indonesia-1.3%
40,000	PT Indofood CBP Sukses Makmur TBK	27,286

Philippines-1.1%
80,000	SM Prime Holdings, Inc.	21,908

	Total Asia (Cost $319,619)	322,728

Europe-27.4%

Belgium-2.9%
1,050	Anheuser-Busch InBev NV-ADR	60,459

Denmark-0.8%
575	Pandora A/S	16,480

France-3.0%
400	Renault SA	21,418
1,500	SES SA	40,596

		62,014

Germany-5.4%
450	Adidas AG	33,487
360	Bayerische Motoren Werke AG	36,117
750	Kabel Deutschland Holding AG (a)	42,315

		111,919

Italy-1.3%
1,550	Yoox SpA (a)	26,481

Netherlands-3.3%
600	Heineken NV	35,589
1,000	Unilever NV	32,546

		68,135

Russia-1.3%
650	X5 Retail Group NV-GDR (a)(b)(c)	27,151

Spain-0.6%
150	Inditex SA	13,609

Sweden-0.4%
250	Hennes & Mauritz AB-Class B	8,547

Switzerland-6.6%
250	Dufry Group (a)	29,556
1,050	Nestle SA	66,692
75	The Swatch Group AG	40,582

		136,830

Turkey-0.4%
750	Migros Ticaret AS (a)	8,591

United Kingdom-1.4%
26,000	Debenhams PLC	28,487

	Total Europe (Cost $546,273)	568,703

North & South America-50.8%

Brazil-9.9%
2,200	BR Malls Participacoes SA	25,619
375	Cia Brasileira de Distribuicao Grupo Pao de Acucar-ADR	16,196
1,500	Cia Hering	32,150
1,800	Estacio Participacoes SA	22,296
2,600	Hypermarcas SA	19,984
2,400	Magazine Luiza SA (a)	21,356
1,600	Marisa Lojas SA	22,491
1,500	Multiplus SA	25,999
900	Natura Cosmeticos SA	20,457

		206,548

Mexico-2.4%
9,000	Grupo Comercial Chedraui SA de CV	27,305
1,000	Grupo Televisa SA-ADR	22,190

		49,495

United States-38.5%
400	Abercrombie & Fitch Co.-Class A	29,248
100	Amazon.com, Inc. (a)	22,252
110	Apple, Inc. (a)	42,953
600	Carnival Corp.	19,980
1,001	CBS Corp.-Class B	27,397
550	Coach, Inc.	35,508
300	Colgate-Palmolive Co.	25,314
1,750	Comcast Corp.-Class A	42,035
750	DG FastChannel, Inc. (a)	21,195
1,600	Ford Motor Co. (a)	19,536
60	Google, Inc.-Class A (a)	36,221
825	Guess?, Inc.	31,449
775	Hasbro, Inc.	30,659
1,150	Lumber Liquidators Holdings, Inc. (a)	18,067
500	McDonald’s Corp.	43,240
320	MercadoLibre, Inc.	25,414
450	NIKE, Inc.-Class B	40,567
750	PepsiCo, Inc.	48,030
775	Rue21, Inc. (a)	25,474
550	Target Corp.	28,320
450	The Procter & Gamble Co.	27,671
400	VF Corp.	46,720
425	Visa, Inc.-Class A	36,355
800	Yum! Brands, Inc.	42,256
2,200	Zagg, Inc. (a)	33,770

		799,631

	Total North & South America (Cost $1,030,317)	1,055,674

	Total Common Stocks (Cost $1,896,209)	1,947,105

Equity-Linked Structured Notes-0.9%

Asia-0.9%

Taiwan-0.9%
630	HTC Corp.-Macquarie Bank, Ltd. (a)(c)	18,746

	Total Equity-Linked Structured Notes (Cost $22,592)	18,746

Principal Amount

Short-Term Investments-5.5%
114,000	State Street Eurodollar Time Deposit, 0.01%	114,000

	Total Short-Term Investments (Cost $114,000)	114,000

	Total Investments (Cost $2,032,801)-100.1%	2,079,851
	Liabilities in Excess of Other Assets-(0.1)%	(1,109)

	TOTAL NET ASSETS 100.0%	$2,078,742

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.3% of the Fund’s net assets.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.2% of the Fund’s net assets.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.3%

Asia-19.4%

China-3.5%
60,000	E-House China Holdings, Ltd.-ADR	$471,000
1,000,000	Kaisa Group Holdings, Ltd. (a)	363,111
421,501	KWG Property Holding, Ltd.	295,287
1,200,500	SPG Land Holdings, Ltd.	415,891
71,444	Syswin, Inc.-ADR (a)	199,329
329,809	Yanlord Land Group, Ltd.	341,012

		2,085,630

Hong Kong-0.6%
100,000	Great Eagle Holdings, Ltd.	329,751

India-0.4%
620,000	Unitech Corporate Parks PLC (a)	218,806

Indonesia-3.9%
36,204,016	PT Bakrieland Development TBK (a)	719,609
15,000,000	PT Ciputra Development TBK	970,303
6,875,000	PT Lippo Karawaci TBK	630,697

		2,320,609

Japan-3.5%
60,000	Hulic Co., Ltd.	639,085
5,600	Kenedix, Inc. (a)	1,094,759
13,991	Sumitomo Realty & Development Co., Ltd.	346,390

		2,080,234

Philippines-2.0%
3,751,363	Robinsons Land Corp.	1,183,985

Singapore-0.8%
400,000	CapitaMalls Asia, Ltd.	476,705

Thailand-4.7%
300,000	Central Pattana PCL	369,656
2,200,000	LPN Development PCL-NVDR	833,529
1,000,000	Minor International PCL	449,288
1,400,000	Supalai PCL	652,473
1,000,000	Ticon Industrial Connection PCL	482,816

		2,787,762

	Total Asia (Cost $10,879,078)	11,483,482

Europe-12.4%

Austria-0.5%
81,242	Immofinanz Immobilien Anlagen AG (a)	314,255

Germany-2.8%
40,250	DIC Asset AG	429,715
125,000	TAG Immobilien AG (a)	1,255,491

		1,685,206

Norway-0.6%
100,000	BWG Homes ASA	325,019

Poland-1.2%
40,000	Atrium European Real Estate, Ltd.	256,458
72,364	Globe Trade Centre SA (a)	429,128

		685,586

Russia-1.2%
800,000	Raven Russia, Ltd.	732,087

United Kingdom-6.1%
778,923	LXB Retail Properties PLC (a)	1,483,134
964,231	Quintain Estates & Development PLC (a)	933,816
341,253	Songbird Estates PLC (a)	844,426
100,014	Unite Group PLC (a)	347,216

		3,608,592

	Total Europe (Cost $6,505,218)	7,350,745

Middle East/Africa-1.6%

Egypt-1.6%
81,405	Six of October Development & Investment Co.	307,558
856,669	Talaat Moustafa Group (a)	616,836

		924,394

	Total Middle East/Africa (Cost $1,398,145)	924,394

North & South America-64.9%

Brazil-27.6%
98,241	BHG SA-Brazil Hospitality Group (a)	1,286,568
109,796	BR Malls Participacoes SA	1,278,599
95,538	BR Properties SA	1,060,815
16,382	Brookfield Incorporacoes SA (a)	73,837
320,700	Brookfield Incorporacoes SA	1,410,307
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (c)	515,415
7,500	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR	257,708
230,654	Direcional Engenharia SA	1,543,791
100,526	Even Construtora e Incorporadora SA	491,983
120,100	Gafisa SA	580,811
72,140	Iguatemi Empresa de Shopping Centers SA	1,576,907
28,000	LPS Brasil Consultoria de Imoveis SA	614,037
111,290	Multiplan Empreendimentos Imobiliarios SA	2,403,982
310,000	PDG Realty SA Empreendimentos e Participacoes	1,639,101
140,000	Rossi Residencial SA	1,051,681
54,181	Tecnisa SA	415,044
76,489	Viver Incorporadora e Construtora SA (a)	115,410

		16,315,996

Canada-0.1%
4,146	Brookfield Residential Properties, Inc. (a)	41,336

Mexico-0.4%
129,825	Corp. GEO SAB de CV-Series B (a)	260,041

United States-36.8%
40,000	Altisource Portfolio Solutions SA (a)	1,353,600
17,493	American Capital Agency Corp.	488,405
19,852	Apollo Commercial Real Estate Finance, Inc.	308,897
100,000	Beazer Homes USA, Inc. (a)	290,000
50,000	Brookdale Senior Living, Inc. (a)	1,069,500
40,491	Brookfield Properties Corp.	767,304
90,000	CB Richard Ellis Group, Inc.-Class A (a)	1,962,000
25,125	Chatham Lodging Trust	390,945
84,228	DiamondRock Hospitality Co.	860,810
28,571	DuPont Fabros Technology, Inc.	728,275
40,000	Excel Trust, Inc.	458,800
89,053	General Growth Properties, Inc.	1,496,981
4,910	Hudson Pacific Properties, Inc.	74,877

55,500	KB Home	471,195
50,000	Lennar Corp.-Class A	884,500
700	NVR, Inc. (a)	476,063
136,771	Ocwen Financial Corp.	1,762,978
6,831	ProLogis, Inc.	243,389
200,000	Pulte Group, Inc. (a)	1,374,000
40,000	Starwood Property Trust, Inc.	776,000
40,000	Sunrise Senior Living, Inc. (a)	352,800
8,533	The Howard Hughes Corp. (a)	515,905
20,000	Toll Brothers, Inc. (a)	399,200
87,912	Two Harbors Investment Corp.	861,538
143,940	Verde Realty Corp. (a)(b)(d)(e)	2,403,798
10,440	Vornado Realty Trust	976,662

		21,748,422

	Total North & South America (Cost $32,704,268)	38,365,795

	Total Common Stocks (Cost $51,486,709)	58,124,416

Equity-Linked Structured Notes-3.4%

Asia-3.4%

China-0.5%
250,000	China Vanke Co., Ltd.-Class A-Citigroup Global Markets, Inc. (a)	316,549

India-2.1%
250,000	Anant Raj Industries, Ltd.-Macquarie Bank, Ltd. (a)	459,379
50,200	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	162,619
300,000	Peninsula Land, Ltd.-Macquarie Bank, Ltd. (a)	350,984
50,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd. (a)	294,241

		1,267,223

Vietnam-0.8%
262,500	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)(b)	439,987

	Total Asia (Cost $2,606,774)	2,023,759

	Total Equity-Linked Structured Notes (Cost $2,606,774)	2,023,759

Warrants-0.0%*

Asia-0.0%*

Thailand-0.0%*
100,000	Minor International PCL	10,528
	Expiration: May 2013
	Exercise Price: THB 13.00 (a)

	Total Asia (Cost $0)	10,528

	Total Warrants (Cost $0)	10,528

	Total Investments (Cost $54,093,483)-101.7% (f)	60,158,703
	Liabilities in Excess of Other Assets-(1.7)%	(1,012,236)

	TOTAL NET ASSETS 100.0%	$59,146,467

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 4.8% of the Fund’s net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.9% of the Fund’s net assets.

(d) Illiquid security.
(e) Private placement.
(f) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.

ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR-Global Depositary Receipt NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-106.4%

Asia-25.4%

China-4.6%
6,177,873	C C Land Holdings, Ltd.	$2,322,524
10,528,960	Franshion Properties China, Ltd.	2,891,031
7,000,000	Kaisa Group Holdings, Ltd. (a)	2,541,780
3,256,162	KWG Property Holding, Ltd.	2,281,141
4,181,373	Shui On Construction and Materials, Ltd.	5,472,334
4,101,447	Soho China, Ltd.	3,715,313
229,018	Syswin, Inc.-ADR (a)	638,960
2,993,395	Yanlord Land Group, Ltd.	3,095,073

		22,958,156

Hong Kong-1.1%
1,615,000	Mandarin Oriental International, Ltd.	3,391,500
1,214,632	The Hongkong & Shanghai Hotels, Ltd.	1,920,034

		5,311,534

India-5.8%
500,000	DB Realty, Ltd. (a)	884,250
2,295,373	Hirco PLC (a)	2,449,033
358,339	Ishaan Real Estate PLC (a)	297,039
2,000,000	South Asian Real Estate PLC (a)(b)(c)(d)	13,394,242
7,240,153	Unitech Corporate Parks PLC (a)	2,555,137
1,491,800	Yatra Capital, Ltd. (a)(e)	9,453,127

		29,032,828

Indonesia-3.0%
293,462,031	PT Bakrieland Development TBK (a)	5,833,000
31,765,928	PT Bumi Serpong Damai TBK	3,810,790
55,000,000	PT Lippo Karawaci TBK	5,045,575

		14,689,365

Japan-2.6%
45,900	Kenedix, Inc. (a)	8,973,112
128,000	Mitsui Fudosan Co., Ltd.	2,442,450
25,484	Tachihi Enterprise Co., Ltd.	1,324,102

		12,739,664

Malaysia-0.5%
5,506,000	Aseana Properties, Ltd. (a)	2,532,760

Philippines-1.2%
32,035,958	SM Development Corp.	6,119,826

Singapore-3.1%
6,979,000	Banyan Tree Holdings, Ltd.	5,071,527
3,000,000	CapitaMalls Asia, Ltd.	3,575,284
4,001,420	Global Logistic Properties, Ltd. (a)	6,712,788

		15,359,599

Thailand-3.5%
7,242,300	Central Pattana PCL	8,923,874
19,134,325	Minor International PCL	8,596,813

		17,520,687

	Total Asia (Cost $154,021,681)	126,264,419

Australia-1.0%

Australia-1.0%
2,145,550	Charter Hall Group	4,926,344

	Total Australia (Cost $3,991,823)	4,926,344

Europe-35.1%

Austria-0.8%
999,985	Immofinanz Immobilien Anlagen AG (a)	3,868,075

France-4.5%
273,136	Club Mediterranee SA (a)	6,487,511
222,244	Kaufman & Broad SA (a)	5,748,160
166,193	Nexity SA	7,475,716
35,395	Pierre & Vacances SA	2,797,248

		22,508,635

Germany-2.8%
546,359	DIC Asset AG	5,833,017
7,642,900	Sirius Real Estate, Ltd. (a)	4,090,824
14,610,263	Treveria PLC (a)	3,778,826

		13,702,667

Norway-2.2%
1,981,700	BWG Homes ASA	6,440,902
2,149,440	Norwegian Property ASA	4,530,978

		10,971,880

Poland-1.0%
662,064	Globe Trade Centre SA (a)	3,926,127
3,265,000	Nanette Real Estate Group NV (a)(b)(d)	985,210

		4,911,337

Russia-3.3%
630,650	LSR Group-GDR (d)(f)	4,761,407
835,805	Mirland Development Corp. PLC (a)	4,254,708
713,228	PIK Group-GDR (a)(d)(f)	2,774,457
1,724,911	RGI International, Ltd. (a)	4,786,628

		16,577,200

Sweden-2.0%
498,877	JM AB	9,693,822

Turkey-4.1%
9,577,522	Emlak Konut Gayrimenkul Yatirim Ortakligi	14,626,932
5,159,412	Sinpas Gayrimenkul Yatirim Ortakligi	5,955,458

		20,582,390

Ukraine-0.1%
1,180,000	KDD Group NV (a)	329,275

United Kingdom-14.3%
674,280	Development Securities PLC	2,401,751
900,339	Great Portland Estates PLC	6,150,864
6,300,713	LXB Retail Properties PLC (a)(e)	11,997,083
1,161,792	Metric Property Investments PLC	2,059,587
9,645,181	Quintain Estates & Development PLC (a)	9,340,935
13,108,407	Regus PLC	22,786,303
606,537	Shaftesbury PLC	5,092,499
3,040,130	Songbird Estates PLC (a)	7,522,764
1,000,130	Unite Group PLC (a)	3,472,121

		70,823,907

	Total Europe (Cost $235,834,301)	173,969,188

Middle East/Africa-1.2%

Egypt-1.2%
8,563,955	Talaat Moustafa Group (a)	6,166,393

	Total Middle East/Africa (Cost $10,122,934)	6,166,393

North & South America-43.7%

Brazil-40.2%
718,077	Aliansce Shopping Centers SA	6,223,010
793,138	BHG SA-Brazil Hospitality Group (a)	10,386,970
1,734,037	BR Malls Participacoes SA	20,193,254
840,298	BR Properties SA	9,330,323
580,200	Brasil Brokers Participacoes SA	2,656,234
426,800	Brookfield Incorporacoes SA	1,876,891
21,802	Brookfield Incorporacoes SA (a)	98,266
1,759,810	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,092,029
2,503,408	Direcional Engenharia SA	16,755,570
1,782,684	Even Construtora e Incorporadora SA	8,724,617
1,607,100	Gafisa SA	7,772,028
912,132	General Shopping Brasil SA (a)	6,910,759
777,151	Iguatemi Empresa de Shopping Centers SA	16,987,729
2,273,500	JHSF Participacoes SA	6,523,568
200,000	LPS Brasil Consultoria de Imoveis SA	4,385,982
1,197,600	MRV Engenharia e Participacoes SA	8,880,549
957,400	Multiplan Empreendimentos Imobiliarios SA	20,680,852
3,760,610	PDG Realty SA Empreendimentos e Participacoes	19,883,936
699,568	Rossi Residencial SA	5,255,161
475,394	Sao Carlos Empreendimentos e Participacoes SA (a)	6,651,868
503,227	Tecnisa SA	3,854,877
390,806	Viver Incorporadora e Construtora SA (a)	589,668

		199,714,141

Canada-1.2%
433,000	Lakeview Hotel Real Estate Investment Trust (a)	192,605
300,000	Mainstreet Equity Corp. (a)	5,902,978

		6,095,583

United States-2.3%
282,300	Sunrise Senior Living, Inc. (a)	2,489,886
519,696	Verde Realty Corp. (a)(b)(c)(d)	8,678,923

		11,168,809

	Total North & South America (Cost $166,867,468)	216,978,533

	Total Common Stocks (Cost $570,838,207)	528,304,877

Equity-Linked Structured Notes-1.6%

Asia-1.6%

India-1.6%
480,900	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	1,557,837
180,695	Housing Development & Infrastructure, Ltd.-Merrill Lynch & Co., Inc. (a)	585,347
1,190,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. (a)	5,702,252

		7,845,436

	Total Asia (Cost $7,265,480)	7,845,436

	Total Equity-Linked Structured Notes (Cost $7,265,480)	7,845,436

Investment Companies-1.1%

India-0.9%
8,327,900	Trinity Capital PLC (a)	4,579,397

	Total India (Cost $14,721,942)	4,579,397

Turkey-0.2%
920,000	The Ottoman Fund, Ltd. (a)	679,561

	Total Turkey (Cost $1,507,548)	679,561

	Total Investment Companies (Cost $16,229,490)	5,258,958

Warrants-0.8%

Asia-0.8%

Malaysia-0.7%
12,201,600	SP Setia BHD (a)
	Expiration: January, 2013
	Exercise Price: MYR 4.480	3,946,609

Thailand-0.1%
2,569,584	Minor International PCL (a)
	Expiration: October, 2013
	Exercise Price: THB 13.000	270,528

	Total Asia (Cost $2,285,294)	4,217,137

	Total Warrants (Cost $2,285,294)	4,217,137

	Total Investments (Cost $596,618,471)-109.9% (g)	545,626,408
	Liabilities in Excess of Other Assets-(9.9)%	(49,374,493)

	TOTAL NET ASSETS 100.0%	$496,251,915

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Private placement.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 6.2% of the Fund’s net assets.
(e) Affiliated issuer.

(f) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.5% of the Fund’s net assets.

(g) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR-Global Depositary Receipt
MYR-Malaysian Ringgit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
THB-Thailand Baht

Alpine Realty Income and Growth Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-93.4%

Apartments-13.0%
18,000	Associated Estates Realty Corp.	$326,700
10,125	AvalonBay Communities, Inc.	1,358,674
34,900	BRE Properties, Inc.	1,831,552
10,000	Camden Property Trust	670,700
4,701	Campus Crest Communities, Inc.	56,318
68,360	Equity Residential	4,226,015
24,065	Essex Property Trust, Inc.	3,377,763
45,200	Home Properties, Inc.	2,961,504
11,400	UDR, Inc.	299,934

		15,109,160

Diversified-8.2%
45,000	American Assets Trust, Inc.	989,550
88,700	Crombie Real Estate Investment Trust	1,206,866
86,364	Verde Realty Corp. (a)(b)(c)(d)	1,442,279
63,017	Vornado Realty Trust	5,895,240

		9,533,935

Health Care-9.3%
78,772	HCP, Inc.	2,893,296
15,000	Health Care REIT, Inc.	791,700
98,047	Omega Healthcare Investors, Inc.	1,925,643
96,400	Sabra Health Care REIT, Inc.	1,389,124
30,000	Senior Housing Properties Trust	718,200
56,212	Ventas, Inc.	3,042,755

		10,760,718

Lodging-4.5%
163,392	Chatham Lodging Trust	2,542,380
68,803	Chesapeake Lodging Trust	1,135,249
100,463	FelCor Lodging Trust, Inc. (a)	516,380
12,000	LaSalle Hotel Properties	300,120
40,000	RLJ Lodging Trust	688,800

		5,182,929

Manufactured Homes-0.8%
14,250	Equity Lifestyle Properties, Inc.	928,530

Mortgage & Finance-3.5%
79,232	Apollo Commercial Real Estate Finance, Inc.	1,232,850
32,078	Invesco Mortgage Capital, Inc.	628,087
107,760	MFA Financial, Inc.	807,123
100,000	NorthStar Realty Finance Corp.	388,000
50,000	Starwood Property Trust, Inc.	970,000

		4,026,060

Net Lease-2.9%
62,649	Entertainment Properties Trust	2,912,552
19,541	Getty Realty Corp.	453,351

		3,365,903

Office-Industrial Buildings-31.6%
51,528	Alexandria Real Estate Equities, Inc.	4,225,296
64,611	Boston Properties, Inc.	6,936,637
35,671	Coresite Realty Corp.	600,700
24,153	Corporate Office Properties Trust	750,434
54,600	Digital Realty Trust, Inc.	3,342,066
146,509	Douglas Emmett, Inc.	2,930,180
120,352	DuPont Fabros Technology, Inc.	3,067,772
12,286	Hudson Pacific Properties, Inc.	187,362
60,973	Kilroy Realty Corp.	2,352,338
33,208	Liberty Property Trust	1,127,744
44,008	Mack-Cali Realty Corp.	1,464,146
251,497	MPG Office Trust, Inc. (a)	832,455
104,700	ProLogis, Inc.	3,730,461
50,551	SL Green Realty Corp.	4,146,193
80,000	STAG Industrial, Inc.	983,200

		36,676,984

Retail Centers-16.4%
206,911	CBL & Associates Properties, Inc.	3,674,739
62,327	Excel Trust, Inc.	714,891
13,100	Federal Realty Investment Trust	1,144,154
45,000	Kimco Realty Corp.	856,350
65,595	Simon Property Group, Inc.	7,904,853
26,206	Taubman Centers, Inc.	1,569,739
60,428	The Macerich Co.	3,210,540

		19,075,266

Storage-3.2%
31,065	Public Storage	3,716,306

	Total Real Estate Investment Trusts (Cost $76,291,053)	108,375,791

Common Stocks-3.9%

Lodging-2.9%
60,000	Marriott International, Inc.-Class A	1,950,000
25,000	Starwood Hotels & Resorts Worldwide, Inc.	1,374,000

		3,324,000

Office-Industrial Buildings-1.0%
61,600	Brookfield Properties Corp.	1,167,320

	Total Common Stocks (Cost $4,074,644)	4,491,320

Preferred Stocks-9.1%

Diversified-0.2%
10,146	Vornado Realty Trust-Series I, 6.625%	250,606

Lodging-1.2%
12,773	LaSalle Hotel Properties-Series D, 7.500%	313,449
14,800	LaSalle Hotel Properties-Series G, 7.250%	362,674
30,900	Sunstone Hotel Investors, Inc.-Series A, 8.000%	748,089

		1,424,212

Net Lease-3.1%
25,200	CapLease, Inc.-Series A, 8.125%	624,330
120,800	Entertainment Properties Trust-Series D, 7.375%	2,983,760

		3,608,090

Office-Industrial Buildings-2.8%
34,131	Kilroy Realty Corp.-Series F, 7.500%	858,053
12,260	Prime Group Realty Trust-Series B, 9.000%	58,235
31,316	PS Business Parks, Inc.-Series H, 7.000%	784,466
58,800	SL Green Realty Corp.-Series D, 7.875%	1,487,052

		3,187,806

Retail Centers-1.8%
85,499	CBL & Associates Properties, Inc.-Series D, 7.375%	2,099,856

	Total Preferred Stocks (Cost $7,016,303)	10,570,570

	Total Investments (Cost $87,382,000)-106.4% (e)	123,437,681
	Liabilities in Excess of Other Assets-(6.4)%	(7,411,525)

	TOTAL NET ASSETS 100.0%	$116,026,156

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Private placement.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.2% of the Fund’s net assets.
(e) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.
REIT-Real Estate Investment Trust

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.6%

Asia-46.3%

China-10.5%
64,249	C C Land Holdings, Ltd.	$24,154
35,000	China Overseas Grand Oceans Group, Ltd.	50,746
25,000	China Overseas Land & Investment, Ltd.	55,878
20,000	China Resources Land, Ltd.	39,262
95,000	Country Garden Holdings Co.	48,757
48,267	Evergrande Real Estate Group, Ltd.	36,229
123,040	Franshion Properties China, Ltd.	33,784
75,600	Hopefluent Group Holdings, Ltd.	30,846
150,000	Kaisa Group Holdings, Ltd. (a)	54,467
74,385	KWG Property Holding, Ltd.	52,111
100,000	Powerlong Real Estate Holdings, Ltd.	28,741
14,500	Shangri-La Asia, Ltd.	37,302
76,500	Soho China, Ltd.	69,298
57,000	SPG Land Holdings, Ltd.	19,747
1,432	Syswin, Inc.-ADR (a)	3,995
15,466	Yanlord Land Group, Ltd.	15,992

		601,309

Hong Kong-0.8%
10,000	Great Eagle Holdings, Ltd.	32,975
5,000	Mandarin Oriental International, Ltd.	10,500

		43,475

India-1.3%
10,600	Hirco PLC (a)	11,310
110,000	Unitech Corporate Parks PLC (a)	38,820
4,000	Yatra Capital, Ltd. (a)	25,347

		75,477

Indonesia-8.4%
4,000,000	PT Alam Sutera Realty TBK	197,589
2,756,945	PT Bakrieland Development TBK (a)	54,798
749,659	PT Bumi Serpong Damai TBK	89,933
600,000	PT Ciputra Development TBK	38,812
750,000	PT Lippo Karawaci TBK	68,803
200,000	PT Summarecon Agung TBK	30,109

		480,044

Israel-0.3%
650	Azrieli Group	17,610

Malaysia-2.8%
100,000	Aseana Properties, Ltd. (a)	46,000
60,000	IJM Land BHD	55,795
70,000	UEM Land Holdings BHD (a)	61,321

		163,116

Philippines-4.9%
150,000	Ayala Land, Inc.	59,872
800,000	Megaworld Corp.	41,576
269,136	Robinsons Land Corp.	84,943
268,356	SM Development Corp.	51,264
150,000	SM Prime Holdings, Inc.	41,077

		278,732

Singapore-5.3%
48,000	Banyan Tree Holdings, Ltd.	34,881
60,000	CapitaMalls Asia, Ltd.	71,506
50,000	First Real Estate Investment Trust	34,050
55,000	Global Logistic Properties, Ltd. (a)	92,268
70,455	Mapletree Industrial Trust	71,678

		304,383

Thailand-12.0%
200,000	Amata Corp. PCL	104,610
60,000	Central Pattana PCL	73,931
350,000	Hemaraj Land and Development PCL	28,399
215,000	LPN Development PCL-NVDR	81,458
225,000	Minor International PCL	101,090
80,000	Pruksa Real Estate PCL-NVDR	55,256
300,000	Supalai PCL	139,816
140,000	The Erawan Group PCL (a)	13,988
180,000	Ticon Industrial Connection PCL	86,907

		685,455

	Total Asia (Cost $2,073,530)	2,649,601

Europe-10.7%

Denmark-0.3%
4,000	TK Development (a)	16,587

Greece-0.4%
7,437	Babis Vovos International Construction SA (a)	9,190
10,000	J&P-Avax SA	13,219

		22,409

Poland-1.5%
7,636	Globe Trade Centre SA (a)	45,283
12,816	Warimpex Finanz und Beteiligungs AG (a)	38,829

		84,112

Russia-6.1%
10,000	Etalon Group, Ltd.-GDR (a)(b)(c)	70,000
10,000	LSR Group-GDR (b)(c)	75,500
11,074	Mirland Development Corp. PLC (a)	56,373
7,364	PIK Group-GDR (a)(b)(c)	28,646
85,000	Raven Russia, Ltd.	77,784
16,000	RGI International, Ltd. (a)	44,400

		352,703

Turkey-2.3%
67,000	Emlak Konut Gayrimenkul Yatirim Ortakligi	102,324
25,000	Sinpas Gayrimenkul Yatirim Ortakligi	28,857

		131,181

Ukraine-0.1%
20,000	KDD Group NV (a)	5,581

	Total Europe (Cost $528,153)	612,573

Middle East/Africa-2.2%

Egypt-2.2%
900	Orascom Development Holding AG (a)	30,189
10,945	Six of October Development & Investment Co.	41,351
73,667	Talaat Moustafa Group (a)	53,043

		124,583

	Total Middle East/Africa (Cost $175,959)	124,583

North & South America-36.4%

Argentina-1.2%
2,000	IRSA Inversiones y Representaciones SA-ADR	25,360
3,100	TGLT SA-ADR (a)(c)	42,276

		67,636

Brazil-33.3%
8,000	Aliansce Shopping Centers SA	69,330
10,162	BHG SA-Brazil Hospitality Group (a)	133,082
17,049	BR Malls Participacoes SA	198,539
10,056	BR Properties SA	111,658
20,000	Brasil Brokers Participacoes SA	91,563
15,100	Brookfield Incorporacoes SA	66,404
771	Brookfield Incorporacoes SA (a)	3,475
3,991	Cyrela Commercial Properties SA Empreendimentos e Participacoes	34,227
19,124	Direcional Engenharia SA	127,999
18,895	Even Construtora e Incorporadora SA	92,474
10,000	Ez Tec Empreendimentos e Participacoes SA	96,721
10,800	Gafisa SA	52,229
9,338	General Shopping Brasil SA (a)	70,749
1,000	Helbor Empreendimentos SA	13,148
1,736	Iguatemi Empresa de Shopping Centers SA	37,947
30,000	JHSF Participacoes SA	86,082
14,800	MRV Engenharia e Participacoes SA	109,746
3,000	Multiplan Empreendimentos Imobiliarios SA	64,803
58,254	PDG Realty SA Empreendimentos e Participacoes	308,013
13,677	Rossi Residencial SA	102,742
894	Sao Carlos Empreendimentos e Participacoes SA (a)	12,509
2,247	Tecnisa SA	17,213
5,542	Viver Incorporadora e Construtora SA (a)	8,362

		1,909,015

Chile-1.3%
22,000	Parque Arauco SA	45,683
50,000	Socovesa SA	29,508

		75,191

Mexico-0.6%
16,228	Corp. GEO SAB de C.V. (a)	32,505

	Total North & South America (Cost $1,706,287)	2,084,347

	Total Common Stocks (Cost $4,483,929)	5,471,104

Equity-Linked Structured Notes-3.9%

Asia-3.9%

India-2.8%
3,667	DLF, Ltd.-Macquarie Bank, Ltd. (a)	19,302
4,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	12,958
805	Housing Development & Infrastructure, Ltd.-Merrill Lynch & Co., Inc. (a)	2,608
20,013	Kolte-Patil Developers, Ltd.-Merrill Lynch & Co. (a)	20,425
20,000	Peninsula Land, Ltd.-Macquarie Bank, Ltd. (a)	23,399
5,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc. (a)	23,959
10,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd. (a)	58,848

		161,499

Vietnam-1.1%
37,500	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)(c)	62,855

	Total Asia (Cost $267,956)	224,354

	Total Equity-Linked Structured Notes (Cost $267,956)	224,354

Investment Companies-0.3%
20,000	Vinaland, Ltd. (a)	15,325

	Total Investment Companies (Cost $9,389)	15,325

Warrants-0.7%

Asia-0.7%

Malaysia-0.7%
120,000	SP Setia BHD (a)
	Expiration: January, 2013
	Exercise Price: MYR 4.480	38,814

Thailand-0.0% *
14,000	The Erawan Group PCL (a)
	Expiration: December, 2013
	Exercise Price: THB 2.80	512
7,500	Minor International PCL (a)
	Expiration: May, 2013
	Exercise Price: THB 13.00	789

		1,301

	Total Asia (Cost $11,421)	40,115

	Total Warrants (Cost $11,421)	40,115

Principal Amount

Short-Term Investments-3.2%
185,000	State Street Eurodollar Time Deposit, 0.01%	185,000

	Total Short-Term Investments (Cost $185,000)	185,000

	Total Investments (Cost $4,957,695)-103.7%	5,935,898
	Liabilities in Excess of Other Assets-(3.7)%	(213,850)

	TOTAL NET ASSETS 100.0%	$5,722,048

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.0% of the Fund’s net assets.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 4.9% of the Fund’s net assets.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BHD-Malaysian equivalent to incorporated.
GDR-Global Depositary Receipt
MYR-Malaysian Ringgit
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-89.9%

Asia-15.5%

China-9.0%
330,000	Anhui Expressway Co.-Class H	$222,294
15,500	China Mobile, Ltd.	154,030
205,000	China Railway Construction Corp., Ltd.-Class H	125,203
620,000	China Water Affairs Group, Ltd.	203,650
180,000	COSCO Pacific, Ltd.	291,926
520,000	Guangshen Railway Co., Ltd.	203,496
500,000	GZI Transport, Ltd.	231,596
134,000	NWS Holdings, Ltd. (b)	195,316
1,051,000	Tianjin Port Development Holdings, Ltd.	202,277
47,890	ZTE Corp.	149,623

		1,979,411

Hong Kong-0.9%
202,400	China State Construction International Holdings, Ltd. (b)	202,822

Indonesia-1.5%
460,000	Jasa Marga	215,054
5,700,000	PT Bakrieland Development TBK (a)	113,296

		328,350

Japan-1.2%
4,100	East Japan Railway Co.	257,765

Philippines-2.9%
370,000	International Container Terminal Services, Inc.	478,524
320,000	Manila Water Co., Inc.	150,052

		628,576

		3,396,924

Europe-31.1%

Austria-1.4%
19,000	EVN AG	310,823

France-7.8%
2,300	Aeroports de Paris	209,595
3,600	EDF SA	136,899
5,000	GDF Suez	164,022
9,500	SES SA	257,108
12,000	Suez Environnement Co.	222,949
10,000	Veolia Environnement SA	227,102
8,500	Vinci SA	494,897

		1,712,572

Germany-5.8%
14,000	Deutsche Telekom AG	218,064
3,000	Fraport AG Frankfurt Airport Services Worldwide	241,140
7,000	Hamburger Hafen und Logistik AG	280,124
6,000	HeidelbergCement AG	331,493
3,700	Kabel Deutschland Holding AG (a)	208,753

		1,279,574

Italy-2.5%
17,000	Atlantia SpA	315,356
38,500	Snam Rete Gas SpA	222,500

		537,856

Netherlands-2.4%
8,000	Koninklijke KPN NV	114,331
8,000	Koninklijke Vopak NV	400,435

		514,766

Poland-1.0%
95,000	Tauron Polska Energia SA	219,882

Spain-4.2%
27,500	Abertis Infraestructuras SA	506,974
11,000	Enagas SA	251,314
3,800	Telvent GIT SA (a)	151,544

		909,832

Sweden-0.5%
5,200	Tele2 AB-B Shares	111,002

United Kingdom-5.5%
40,000	Centrica PLC	201,308
34,000	Ferrovial SA	434,855
23,000	International Power PLC	115,412
22,000	National Grid PLC	215,588
85,000	Vodafone Group PLC	239,980

		1,207,143

		6,803,450

North & South America-43.3%

Brazil-11.5%
33,000	All America Latina Logistica SA	238,321
15,000	Cia de Concessoes Rodoviarias	451,591
5,500	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	328,295
55,000	EcoRodovias Infraestrutura e Logistica SA	462,811
10,000	EDP - Energias do Brasil SA	250,185
22,500	Mills Estruturas e Servicos de Engenharia SA	304,672
14,000	Santos Brasil Participacoes SA	242,835
15,000	Tegma Gestao Logistica SA	229,809

		2,508,519

Canada-2.2%
3,300	Canadian National Railway Co.	247,435
7,000	Enbridge, Inc.	229,829

		477,264

Chile-0.9%
75,000	E-CL SA	199,033

Colombia-1.0%
1,800	Millicom International Cellular SA-SDR	216,295

Mexico-3.1%
55,000	Empresas ICA SAB de CV-ADR (a)	446,050
110,000	OHL Mexico SAB de CV (a)	237,107

		683,157

United States-24.6%
4,500	American Tower Corp.-Class A (a)	236,385
13,000	American Water Works Co., Inc.	364,000
8,200	AT&T, Inc.	239,932
13,000	Calpine Corp. (a)	211,250
13,500	Cisco Systems, Inc.	215,595
14,000	Comcast Corp.-Class A	336,280
12,000	El Paso Pipeline Partners LP	422,160
40,000	EnergySolutions, Inc.	202,400
3,800	ITC Holdings Corp.	266,988
4,800	Itron, Inc. (a)	206,592
12,000	MasTec, Inc. (a)	250,560
7,000	Northeast Utilities	238,000
2,500	NuStar Energy LP	157,525
19,000	Progressive Waste Solutions, Ltd.	428,070
7,300	Sabra Health Care REIT, Inc.	105,193
15,000	The Geo Group, Inc. (a)	312,000
73,000	TravelCenters of America LLC (a)	383,250
8,000	Tutor Perini Corp.	126,240
4,000	Union Pacific Corp.	409,920
7,000	World Fuel Services Corp.	263,410

		5,375,750

		9,460,018

	Total Common Stocks (Cost $19,307,331)	19,660,392

Equity-Linked Structured Notes-1.1%

Asia-1.1%

India-1.1%
230,000	NHPC, Ltd.-Macquarie Bank, Ltd. (a)(b)	128,298
48,000	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd. (a)	116,117

		244,415

		244,415

	Total Equity-Linked Structured Notes (Cost $245,569)	244,415

Investment Companies-3.4%
5,800	SPDR S&P 500 ETF Trust	748,490

	Total Investment Companies (Cost $753,939)	748,490

Principal Amount

Short-Term Investments-9.9%
2,162,000	State Street Eurodollar Time Deposit, 0.01%	2,162,000

	Total Short-Term Investments (Cost $2,162,000)	2,162,000

	Total Investments (Cost $22,468,839)-104.3%	22,815,297
	Liabilities in Excess of Other Assets-(4.3)%	(931,390)

	TOTAL NET ASSETS 100.0%	$21,883,907

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.4% of the Fund’s net assets.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depository Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. If the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

As of July 31, 2011, the International Real Estate Equity Fund, Realty Income & Growth Fund, Cyclical Advantage Property Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund, and Global Consumer Growth Fund held securities that are fair valued, which comprised 9.1%, 1.2%, 8.9%, 7.8%, 2.4%, and 2.2%, respectively, of each Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Alpine Equity Trust

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2011:

	Valuation Inputs

International Real Estate Equity Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$95,349,490	$17,520,687	$13,394,242	$126,264,419
Australia	4,926,344	—	—	4,926,344
Europe	166,433,324	7,535,864	—	173,969,188
Middle East/Africa	6,166,393	—	—	6,166,393
North & South America	208,299,610	—	8,678,923	216,978,533
Equity-Linked Structured Notes	—	7,845,436	—	7,845,436
Investment Companies	5,258,958	—	—	5,258,958
Warrants	4,217,137	—	—	4,217,137

Total	$490,651,256	$32,901,987	$22,073,165	$545,626,408

	Valuation Inputs

Other Financial Instruments *	Level 1	Level 2	Level 3	Total Value

Liabilities
Forward Currency Contracts	$—	$(457,625)	$—	$(457,625)

Total	$—	$(457,625)	$—	$(457,625)

	Valuation Inputs

Realty Income and Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Real Estate Investment Trusts
Apartments	$15,109,160	$—	$—	$15,109,160
Diversified	8,091,656	—	1,442,279	9,533,935
Health Care	10,760,718	—	—	10,760,718
Lodging	5,182,929	—	—	5,182,929
Manufactured Homes	928,530			928,530
Mortgage & Finance	4,026,060	—	—	4,026,060
Net Lease	3,365,903	—	—	3,365,903
Office-Industrial Buildings	36,676,984	—	—	36,676,984
Retail Centers	19,075,266	—	—	19,075,266
Storage	3,716,306	—	—	3,716,306
Common Stocks	4,491,320	—	—	4,491,320
Preferred Stocks	10,570,570	—	—	10,570,570

Total	$121,995,402	$—	$1,442,279	$123,437,681

	Valuation Inputs

Cyclical Advantage Property Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$8,695,720	$2,787,762	$—	$11,483,482
Europe	7,350,745	—	—	7,350,745
Middle East/Africa	924,394	—	—	924,394
North & South America	35,188,874	773,123	2,403,798	38,365,795
Equity-Linked Structured Notes	—	2,023,759	—	2,023,759
Warrants	10,528	—	—	10,528

Total	$52,170,261	$5,584,644	$2,403,798	$60,158,703

Alpine Equity Trust

	Valuation Inputs

Emerging Markets Real Estate Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$1,964,146	$685,455	$—	$2,649,601
Europe	438,427	174,146	—	612,573
Middle East/Africa	124,583	—	—	124,583
North & South America	2,042,071	42,276	—	2,084,347
Equity-Linked Structured Notes	—	224,354	—	224,354
Investment Companies	15,325	—	—	15,325
Warrants
Asia	39,603	512	—	40,115
Short-Term Investments	—	185,000	—	185,000

Total	$4,624,155	$1,311,743	$—	$5,935,898

	Valuation Inputs

Global Infrastructure Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$19,660,392	$—	$—	$19,660,392
Equity-Linked Structured Notes	—	244,415	—	244,415
Investment Companies	748,490	—	—	748,490
Short-Term Investments	—	2,162,000	—	2,162,000

Total	$20,408,882	$2,406,415	$—	$22,815,297

	Valuation Inputs

Global Consumer Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$322,728	$—	$—	$322,728
Europe	541,552	27,151	—	568,703
North & South America	1,055,674	—	—	1,055,674
Equity-Linked Structured Notes	—	18,746	—	18,746
Short-Term Investments	—	114,000	—	114,000

Total	$1,919,954	$159,897	$—	$2,079,851

*	For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended July 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund

Balance as of October 31, 2010	$9,406,498	$1,563,188	$2,605,314
Accrued discounts / premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(3,677,391)	(120,909)	(201,516)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	16,344,058	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2011	$22,073,165	$1,442,279	$2,403,798

Change in net unrealized depreciation on level 3 holdings held at period end	$(3,677,391)	$(120,909)	$(201,516)

Alpine Equity Trust

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of July 31, 2011, the International Real Estate Equity Fund had the following forward currency contracts outstanding:

Contracts	Settlment Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Depreciation (USD)

To Sell:
17,817,000 Euro	10/14/2011	$25,098,630	$25,556,255	$(457,625)

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

International Real Estate Equity Fund

Cost of investments	$618,088,320
Gross unrealized appreciation	91,393,584
Gross unrealized depreciation	(163,855,496)

Net unrealized depreciation	$(72,461,912)

Realty Income & Growth Fund

Cost of investments	$91,506,469
Gross unrealized appreciation	35,371,206
Gross unrealized depreciation	(3,439,994)

Net unrealized appreciation	$31,931,212

Cyclical Advantage Property Fund

Cost of investments	$54,379,076
Gross unrealized appreciation	11,799,064
Gross unrealized depreciation	(6,019,437)

Net unrealized appreciation	$5,779,627

Emerging Markets Real Estate Fund

Cost of investments	$5,095,281
Gross unrealized appreciation	1,085,317
Gross unrealized depreciation	(244,700)

Net unrealized appreciation	$840,617

Global Infrastructure Fund

Cost of investments	$22,472,125
Gross unrealized appreciation	998,121
Gross unrealized depreciation	(654,949)

Net unrealized appreciation	$343,172

Global Consumer Growth Fund

Cost of investments	$2,032,801
Gross unrealized appreciation	181,829
Gross unrealized depreciation	(134,779)

Net unrealized appreciation	$47,050

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Equity Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 29, 2011

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 29, 2011

* Print the name and title of each signing officer under his or her signature.